Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Outstanding Long-term Debt Obligations
Outstanding long-term debt obligations as of December 31, 2019 and 2018 are as follows:

				(dollars in millions)
At December 31,	Maturities	Interest Rates %		2019	2018
Verizon Communications	2019-2024	1.38 – 5.51		$19,885	$24,242
	2025-2029	1.38 – 6.80		30,038	23,711
	2030-2055	2.65 – 8.95		47,777	54,662
	2019-2024	Floating	(1)	2,210	2,868
	2025-2029	Floating	(1)	1,789	1,789
Alltel Corporation	2025-2029	6.80		38	116
	2030-2055	7.88		58	118
Operating telephone company subsidiaries—debentures	2019-2024	7.88 – 8.00		141	147
	2025-2029	6.00 – 8.38		286	288
	2030-2055	5.13 – 8.75		339	361
GTE LLC	2019-2024	8.75		141	178
	2025-2029	6.94		250	266
Other subsidiaries—asset-backed debt	2019-2024	1.42 – 3.56		8,116	7,962
	2019-2024	Floating	(1)	4,277	2,139
Finance lease obligations (average rate of 3.2% and 4.1% in 2019 and 2018, respectively)				1,116	905
Unamortized discount, net of premium				(4,480)	(6,298)
Unamortized debt issuance costs				(492)	(541)
Total long-term debt, including current maturities				111,489	112,913
Less long-term debt maturing within one year				10,777	7,040
Total long-term debt				$100,712	$105,873

Total long-term debt, including current maturities				$111,489	$112,913
Plus short-term notes payable				—	150
Total debt				$111,489	$113,063

(1) The debt obligations bore interest at a floating rate based on the London Interbank Offered Rate (LIBOR) plus an applicable interest margin per annum.

Maturities of Long-term Debt excluding Unamortized Debt Issuance Costs
Maturities of long-term debt (secured and unsecured) outstanding, including current maturities, excluding unamortized debt issuance costs, at December 31, 2019 are as follows:

Years	(dollars in millions)
2020	$10,470
2021	7,269
2022	9,162
2023	5,591
2024	4,212
Thereafter	74,161

Schedule of Debt Transactions
During the year ended December 31, 2019, we completed the following ABS Notes transactions:

(dollars in millions)	Interest Rates %		Expected Weighted-average Life to Maturity (in years)	Principal Amount Issued
March 2019
A-1a Senior class notes	2.930		2.50	$900
A-1b Senior floating rate class notes	LIBOR + 0.330	(1)	2.50	100
B Junior class notes	3.020		3.22	69
C Junior class notes	3.220		3.40	53
March 2019 total				1,122

June 2019
A-1a Senior class notes	2.330		2.52	855
A-1b Senior floating rate class notes	LIBOR + 0.450	(1)	2.52	145
B Junior class notes	2.400		3.28	69
C Junior class notes	2.600		3.47	53
June 2019 total				1,122

October 2019
A-1a Senior class notes	1.940		2.51	1,276
A-1b Senior floating rate class notes	LIBOR + 0.420	(1)	2.51	150
B Junior class notes	2.060		3.23	98
C Junior class notes	2.160		3.41	76
October 2019 total				1,600
Total				$3,844
(1) The one-month LIBOR at December 31, 2019 was 1.763%.

The following tables show the significant transactions involving the senior unsecured debt securities of Verizon and its subsidiaries that occurred during the year ended December 31, 2019.

Exchange Offers

(dollars in millions)	Principal Amount Exchanged	Principal Amount Issued
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025	$3,892	$—
GTE LLC 8.750% debentures, due 2021	21	—
Verizon 4.016% notes due 2029 (1)	—	4,000
Total	$3,913	$4,000
(1) The principal amount issued in exchange does not include either an insignificant amount of cash paid in lieu of the issuance of fractional new notes or accrued and unpaid interest paid on the old notes accepted for exchange to the date of exchange.

Tender Offers

(dollars in millions)	Principal Amount Purchased	Cash Consideration(1)
Verizon 4.672% - 5.012% notes due 2054 - 2055	$4,500	$5,030
Verizon 3.850% - 6.550% notes due 2039 - 2055	3,816	4,828
Verizon and other subsidiaries 5.050% - 8.950% notes and debentures due 2021 - 2041	593	837
Total	$8,909	$10,695
(1) The total cash consideration includes the tender offer consideration, plus any accrued and unpaid interest to the date of purchase.

Redemptions, Repurchases and Repayments

(dollars in millions)	Principal Redeemed/ Repurchased/ Repaid	Amount Paid as % of Principal (1)
Verizon 5.900% notes due 2054	$500	100.000%
Verizon 1.375% notes due 2019	206	100.000%
Verizon 1.750% notes due 2021	621	100.000%
Verizon 3.000% notes due 2021	930	101.061%
Verizon 3.500% notes due 2021	315	102.180%
Verizon 2.625% notes due 2020	831	100.037%
Verizon 3.500% notes due 2021	736	102.238%
Verizon floating rate (LIBOR + 0.770%) notes due 2019	229	100.000%
Verizon 4.200% notes due 2046	2,059	100.000%
Verizon floating rate (LIBOR + 0.370%) notes due 2019	306	100.000%
Verizon 2.600% - 4.300% Internotes due 2022 - 2029	201	100.000%
Open market repurchases of various Verizon notes	543	Various
Total	$7,477

(1) Percentages represent price paid to redeem, repurchase and repay.

In February 2020, we redeemed, in whole, approximately $1.5 billion aggregate principal amount of 4.95% Notes due 2047.

Issuances

(dollars in millions)	Principal Amount Issued		Net Proceeds (1)
Verizon 3.875% notes due 2029 (2)		$1,000	$994
Verizon 5.000% notes due 2051		$510	506
Verizon 0.875% notes due 2027		€1,250	1,391
Verizon 1.250% notes due 2030		€1,250	1,385
Verizon 2.500% notes due 2031		£500	647
Verizon 0.875% notes due 2032		€800	882
Verizon 1.500% notes due 2039		€500	545
Verizon 1.875% notes due 2030		£550	672
Verizon 2.100% notes due 2026	A$	450	307
Verizon 2.650% notes due 2030	A$	300	205
Verizon 3.500% notes due 2039	A$	500	341
Total			$7,875
(1) Net proceeds were net of discount and issuance costs.
(2) An amount equal to the net proceeds from this green bond will be used to fund, in whole or in part, "Eligible Green Investments." "Eligible Green Investments" include new and existing investments made by us during the period from two years prior to the issuance of the green bond through the maturity date of the green bond, in the following categories: (1) renewable energy; (2) energy efficiency; (3) green buildings; (4) sustainable water management; and (5) biodiversity and conservation.

Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements
The assets and liabilities related to our asset-backed debt arrangements included in our consolidated balance sheets were as follows:

	At December 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Accounts receivable, net	$10,525	$8,861
Prepaid expenses and other	1,180	989
Other assets	3,856	2,725

Liabilities
Accounts payable and accrued liabilities	11	7
Debt maturing within one year	5,578	5,352
Long-term debt	6,791	4,724

Schedule of Line of Credit Facilities
Long-Term Credit Facilities

			At December 31, 2019
(dollars in millions)	Maturities	Facility Capacity	Unused Capacity	Principal Amount Outstanding
Verizon revolving credit facility (1)	2022	$9,500	$9,390	N/A
Various export credit facilities (2)	2022-2027	5,500	—	4,471
Total		$15,000	$9,390	$4,471
(1) The revolving credit facility does not require us to comply with financial covenants or maintain specified credit ratings, and it permits us to borrow even if our business has incurred a material adverse change. The revolving credit facility provides for the issuance of letters of credit.
(2) During 2019 and 2018, we drew down $1.5 billion and $3.0 billion from these facilities, respectively. We use these credit facilities to finance equipment-related purchases.